Canada Life


                                                        P.O. Box 105662
                                                        Atlanta, GA 30348-5662
                                                        (800) 905-1959

August 2003

Dear Policyowner:

Enclosed is Canada Life's Variable Products Semi Annual Report for the period ending June 30th, 2003. This year's Semi Annual Report has been personalized to include only those portfolios in which your were invested at June 30th. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions. Thank you for selecting Canada Life's Prestige Series of Variable Products to meet your financial needs.

Sincerely,

Canada Life






              Variable products are issued by Canada Life Insurance
             Company of America and offered through its subsidiary,
         Canada Life of America Financial Services, Inc. (Member NASD)



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The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:
The Alger American Fund, filed September 4, 2003
      Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Dreyfus Variable Investment Fund, filed August 27, 2003
      Portfolios which include: Dreyfus Growth and Income; Dreyfus Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed August 28, 2003
      Portfolios which include: Dreyfus Socially Responsible Growth Fund

Fidelity Investments Variable Insurance Products Fund, filed August 29, 2003
      Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed August 29, 2003
      Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed August 29, 2003
      Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund, filed August 29, 2003
      Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money
       Market

Fidelity Investments Variable Insurance Products Fund, filed August 29, 2003
      Portfolios which include: Fidelity VIP Asset Manager

Fidelity Investments Variable Insurance Products Fund, filed August 29, 2003
      Portfolios which include: Fidelity VIP Index 500; Fidelity VIP Contrafund

Fidelity Investments Variable Insurance Products Fund, filed August 29, 2003
      Portfolios which include: Fidelity VIP Growth Opportunities

Gartmore Mutual Fund Capital Trust, filed September 8, 2003
      Portfolios which include: Gartmore GVIT Developing Markets Fund

Goldman Sachs Funds, filed August 27, 2003
      Portfolios which include: VIT Capitol Growth, VIT Core U.S. Equity Portfolio, VIT Growth & Income

Janus Aspen Series, filed August 22, 2003
      Portfolios which include: Janus Aspen Flexible Income Portfolio, Janus International Growth Portfolio

Levco Series Trust, filed September 8, 2003
      Portfolios which include: Levco Equity Value Fund

ProFunds, filed September 5, 2003
      Portfolios which include: ProFund VP Basic Materials Fund, ProFund VP Bear Fund, ProFund VP Consumer Cyclical Fund, ProFund VP Consumer Non-Cyclical Fund, ProFund VP Energy Fund, ProFund VP Fianncial Fund, ProFund VP Healthcare Fund, ProFund VP Industrial Fund, ProFund VP Money Market Fund, ProFund VP Pharmaceuticals Fund, ProFund VP Precious Metals Fund, ProFund VP Real Estate Fund, ProFund VP Rising Rates Opportunity Fund, ProFund VP Short OTC Fund, ProFund VP Short small-Cap Fund, ProFund VP Technology Fund, ProFund VP Telecommunications Fund, ProFund VP U.S. Government Plus Fund, ProFund VP UltaBull Fund, ProFund VP UltratMid-Cap Fund, ProFund VP UltraOTC Fund, ProFund VP UltraSmall-Cap Fund

Seligman Portfolios, Inc., filed September 9, 2003
      Portfolios which include: Communications and Information, Seligman Frontier, Seligman Global Technology, Seligman Small-Cap Value

Van Eck Worldwide Insurance Trust, filed August 26, 2003
      Portfolios which include: Van Eck Worldwide Emerging Markets Fund and Van Eck Worldwide Real Estate Fund, Van Eck Worldwide Hard Assets Fund, Van Eck Worldwide Absolute Return Fund